Revenue - Timing of revenue recognition (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 20,079	£ 27,223	£ 27,359
Revenue related to obligations discharged over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,975	26,553	12,804
Revenue related to obligations discharged at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 104	£ 670	£ 14,555